Personnel expenses - (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel expenses
Pensions	SEK (58)	SEK (57)	SEK (62)
Social insurance	(61)	(58)	(56)
Other personnel expenses	(12)	(9)	(13)
Total personnel expenses	(320)	(308)	(295)
Board of Directors and the Chief Executive Officers
Personnel expenses
Salaries and remuneration	(7)	(6)	(6)
Senior Executives
Personnel expenses
Salaries and remuneration	(20)	(18)	(17)
Pensionable remuneration	20	17	16
Other employees
Personnel expenses
Salaries and remuneration	(162)	(160)	(141)
Catrin Fransson, Chief Executive Officer (CEO)
Personnel expenses
Pensionable remuneration	SEK 5	SEK 4	SEK 4